Stockholders' Equity (Deficiency) (Details Narrative) - USD ($)													3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 01, 2020	Apr. 24, 2020	Feb. 25, 2020	Sep. 13, 2019	Sep. 13, 2019	Jun. 11, 2019	Feb. 07, 2019	Jan. 03, 2019	Dec. 02, 2018	Nov. 27, 2018	Jun. 04, 2018	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020	May 30, 2018
Gross proceeds raised in private placement offering	[1]																$ 2,317,276
Number of common stock shares issued										2,005	3,334	1,500,000
Warrants to purchase common stock				82,279
Warrants exercise price																				$ 6.00
Common stock par value													$ 0.00001		$ 0.00001		$ 0.00001	$ 0.00001		$ 0.00001
Derivative liability				$ 546,036									$ 281,183		$ 281,183				$ 199,907
Change in fair value of derivative liabilities													81,276		(264,853)			$ (191,656)
Derivative liability, description				If the Company was required to pay the fair value of the warrant in cash as of May 25, 2020, the obligation was discounted at the Company's estimated cost of debt based on short-term C-CCC bond ratings of 19.5% and 28.5%. The likelihood of the Company calling a shareholder meeting and achieving shareholder approval was 90% as of February 25, 2020.
Stock-based compensation															$ 168,607	551,340	$ 941,962	$ 1,922,455
Stock Option [Member]
Vesting period															1 year 8 months 12 days
Stock-based compensation													37,717	$ 86,870	$ 154,536	$ 169,590
Unrecognized stock-based compensation													$ 148,650		$ 148,650
Bridge Offering [Member]
Gross proceeds raised in private placement offering				$ 650,000
Number of common stock shares issued				1,300,000
Warrants to purchase common stock				1,300,000
Warrants exercise price				$ 0.79
Restricted Stock Units (RSUs) [Member] | Robert Gray [Member]
Number of stock option grants					78,125	78,125
Exercise price of options granted					$ 0.96	$ 0.96
Options aggregate grant date fair value					$ 150,000	$ 150,000
Option vesting period, description					These units vest in equal annual portions on the September 13, 2020, September 13, 2021 and September 13, 2022.	These units vest in equal annual portions on the September 13, 2020, September 13, 2021 and September 13, 2022.
MZ Agreement [Member]
Compensation per month, value								$ 8,000
Stock-based compensation								$ 121,079
MZ Agreement [Member] | Restricted Stock [Member]
Number of restricted shares vested								85,000
Vesting period								6 months
April 2020 Purchase Agreement [Member]
Number of common stock shares issued			1,886,793
Proceeds from contributed capital			$ 1,000,000
Common stock par value			$ 0.405
Warrants exercised, value			$ 811,641
April 2020 Purchase Agreement [Member] | Private Placement Offering [Member]
Warrants to purchase common stock			1,886,793
Warrants exercise price			$ 0.405
Purchase price per warrant			0.125
Combined purchase price per share and warrant			$ 0.53
Warrant term			5 years
June 2020 Purchase Agreement [Member]
Number of common stock shares issued		2,930,402
Proceeds from contributed capital		$ 1,333,000
Common stock par value		$ 0.33
Warrants exercised, value		$ 1,161,667
June 2020 Purchase Agreement [Member] | Private Placement Offering [Member]
Warrants to purchase common stock		2,930,402
Warrants exercise price		$ 0.33
Purchase price per warrant		0.125
Combined purchase price per share and warrant		$ 0.455
Warrant term		5 years
Alere Agreement [Member] | Warrants [Member]
Number of unvested warrants, forfeited							17,500
Alere Agreement [Member] | Alere Financial Partners [Member]
Warrants to purchase common stock									35,000
Warrants exercise price									$ 1.59
Warrant term									5 years
Warrant agreement term, description									The Alere Agreement was on a month to month basis that could be cancelled by either party with thirty (30) days advance notice.
Payment for monthly fee									$ 7,500
Alere Agreement [Member] | Alere Financial Partners [Member] | Warrants [Member]
Vesting period									12 months

[1]	Net of cash offering costs of $386,724.